Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,977,500.00
Total Fee Amount	8,006.70
Total Offset Amount	0.00
Net Fee	$ 8,006.70
Offering Table N/A
Offset Table N/A	N/A